ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities
	December 31, 2023	December 31, 2022
Trade payables	$15,184	$90,195
Accrued liabilities	61,362	85,968
Accounts payable and accrued liabilities	$76,546	$176,163